State Street SPDR SP International Small Cap ETF Investment Objectives and Goals - State Street SPDR SP International Small Cap ETF	Sep. 30, 2025
Prospectus [Line Items]
Risk/Return [Heading]	State Street® SPDR® S&P® International Small Cap ETF
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The State Street SPDR S&P International Small Cap ETF (the “Fund”) seeks to provide investment results that, before fees and expenses, correspond generally to the total return performance of an index based upon the developed world (ex-US) small cap equity markets.